(Loss) Earnings Per Share Amounts - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from the calculations of diluted earnings per share	0	17,305	11,792